Annual Operating Expenses - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Large Cap Core ETF - Fidelity Enchanced Large Cap Core ETF	Sep. 21, 2023
Operating Expenses:
Management fee	0.18%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.18%

[1]	ABased on estimated amounts for the current fiscal year.